Commitments and Contingencies (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
Payment of unpaid game license fee	¥ 7,200,000
Office Rental [Member]
Operating Leased Assets [Line Items]
Rental expenses under operating leases		¥ 13,563,000	¥ 9,196,000	¥ 1,472,000
2016		10,441,000
2017		10,048,000
2018		6,797,000
Total		27,286,000
Bandwidth [Member]
Operating Leased Assets [Line Items]
Rental expenses under operating leases		14,919,000	¥ 4,721,000	¥ 3,525,000
2016		¥ 352,000
2017
2018
Total		¥ 352,000
Royalty Agreements [Member]
Operating Leased Assets [Line Items]
2016		¥ 13,281,000
2017
2018
Total		¥ 13,281,000